Business Acquisitions - Major Class of Intangible Assets Acquired (Details) - Drum $ in Thousands	Aug. 27, 2021 USD ($)
Business Acquisition [Line Items]
Finite-lived intangibles acquired	$ 303,500
Order or Production Backlog
Business Acquisition [Line Items]
Finite-lived intangibles acquired	$ 4,500
Acquired intangible assets, weighted average useful life	1 year
Trade Names
Business Acquisition [Line Items]
Finite-lived intangibles acquired	$ 60,000
Acquired intangible assets, weighted average useful life	15 years
Customer relationships
Business Acquisition [Line Items]
Finite-lived intangibles acquired	$ 239,000
Acquired intangible assets, weighted average useful life	19 years